Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2018	2019
	RMB	RMB	US$
Payroll and welfare payable	264,600	164,226	23,590
Accrued marketing expense	38,536	25,683	3,689
Other taxes payable	24,399	18,540	2,663
Others	173,904	188,957	27,141
Total	501,439	397,406	57,083